Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Balances at beginning of the year	₱ 2,688	₱ 2,363
Provisions (Note 5)	414	847	₱ 934
Reclassification	282	(73)
Translation revaluation	2	2
Reversals	(136)	(11)
Cost of sales	(1,032)	(440)
Balances at end of the year	₱ 2,218	₱ 2,688	₱ 2,363